SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Notes to Financial Statements
NOTE 11 - SUBSEQUENT EVENTS

Subsequent to March 31, 2018, the Company issued an aggregate of 9,804,105 common stock to various note holders upon the conversion of $219,893 of principal amount, $10,660 accrued interest and $1,200 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

In April 2018, the Company entered into an amendment agreement with a certain note holder of convertible notes issued in July 2017 and September 2017 whereby the Company agreed to grant 5 year 400,000 warrants to purchase the Company’s common stock in exchange for the forbearance from converting the notes into shares of common stock of the Company until October 1, 2018 unless an event of default as defined in the note agreements occurs or the Company’s stocks trades at a price less than $0.02 per share. The warrants had a term of 5 years from the date of grant and was exercisable at an exercise price of $0.02.

On April 11, 2018, we entered into an Equity Financing Agreement and Registration Rights with GHS Investments LLC. Although we are not mandated to sell shares under the Financing Agreement, the Financing Agreement gives us the option to sell to GHS, up to $4,000,000 worth of our common stock over the period ending twenty-four (24) months after the date this Registration Statement is deemed effective.

On May 7, 2018, the Company issued a 12% Convertible Promissory Note with Power Up Lending Group, Ltd. for principal borrowings of up to $78,000. The 12% convertible promissory note and all accrued interest is due on February 15, 2019. The note are unsecured and bears interest at the rate of 12% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 115% to 140% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note. The Company paid original issuance cost and related loan fees of $3,000 in connection with this note payable which is being amortized over the term of the note.

On May 16, 2018, the Company issued a 12% Convertible Promissory Note with JSJ Investment Inc. for principal borrowings of up to $85,000. The 12% convertible promissory note and all accrued interest is due on March 29, 2019. The note are unsecured and bears interest at the rate of 12% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 50% of the lowest 20 trading days immediately preceding the conversion date. During the first 90 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 135% to 150% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note. The Company paid original issuance cost and related loan fees of $8,000 in connection with this note payable which is being amortized over the term of the note.

On June 15, 2018, the Company issued a 12% Convertible Promissory Note with Power Up Lending Group, Ltd. for principal borrowings of up to $78,000. The 12% convertible promissory note and all accrued interest is due on March 30, 2019. The note are unsecured and bears interest at the rate of 12% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest 2 trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under these notes, together with any other amounts that the Company may owe the holder under the terms of these notes, at a premium ranging from 115% to 140% as defined in the note agreements. After this initial 180-day period, the Company does not have a right to prepay the note. The Company paid original issuance cost and related loan fees of $3,000 in connection with this note payable which is being amortized over the term of the note.

On June 1, 2018, the Company issued a 10% Convertible Promissory Note with GS Capital Partners, LLC for principal borrowings of up to $90,000. The 10% convertible promissory note and all accrued interest are due on June 1, 2019. The note are unsecured and bears interest at the rate of 10% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 54% of the lowest trading price during the 18 prior trading days immediately preceding including the day of the conversion date. The Company does not have a right to prepay the note. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid. The Company paid original issuance cost of $7,000 in connection with this note payable which will be amortized over the term of the note.

On April 1, 2018, the Company issued a due on demand 5% promissory note to an affiliated company. The Company may prepay the note without a prepayment penalty. The COO of the Company is a trustee of the affiliated company.

On June 27, 2018, the Company entered into an Amended Promissory Note with GHS Investments LLC in the amount of $16,500 for principal borrowings of up to $16,500. The Amended Promissory Note amended a certain 10% Convertible Promissory Note entered into on May 21, 2018 by removing to variability of the conversion feature of the note and establishing a fixed conversion price of $0.041 per share. Principal and all accrued interest is due on January 24, 2019. The note is unsecured and bears interest at the rate of 10% per annum from the issuance date thereof until the note is paid. The note holder shall have the right to convert beginning on the date which is the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to $0.041 per share.

Between April 2018 and June 2018, the Company issued an aggregate of 18,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). Additionally, between April 2018 and June 2018, the Company issued 60,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to Employment agreements (see Note 8).

The Company issued an aggregate of 75,000 shares of the Company’s common stock for services from April 2018 to June 2018 in connection with a 24 month consulting agreement dated in February 2018 for investor relations services. The consultant shall receive compensation of 25,000 shares of the Company’s common stock per month.

In October 2017, the Company entered into a consulting agreement for investor relations services. The initial term of the consulting agreement is for 15 days and shall be automatically extended for an additional 350 days. The consultant shall receive compensation for the initial term equivalent to 400,000 shares of the Company’s common stock.

In November 2017, the Company entered into a Release and Indemnification Agreement with two lenders (see Note 6), whereby the parties settle, fully release and discharges any present, future or potential claims, causes of all actions, debts, sums of money, accounts, covenants, contracts, controversies, agreements, promises, trespasses, damages, judgments, and demands that either parties may have against each other. Consequently, the loans from two lenders for $284,800 and $20,000 were discharged and considered paid off.

In November 2017, the Company issued 12% Convertible Promissory Note for principal borrowings of up to $53,000. The 12% convertible promissory note and all accrued interest are due in September 2018. The note is unsecured and bears interest at the rate of 12% per annum from the issuance date thereof until the note is paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 58% of the average of the lowest five trading prices of the Company’s common stock during the 10 trading days immediately preceding the conversion date. During the first 30 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under this note, together with any other amounts that the Company may owe the holder under the terms of this note, at a premium ranging from 115% to 140% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay the note. The Company paid original issuance cost and related loan fees of $3,000 in connection with this note payable which is being amortized over the term of the note.

In November 2017, the Company paid off a loan for $25,000 (see Note 6).

In November 2017, the Company issued 846,667 common stock to the note holder upon the conversion of $17,690 of principal amount, $3,300 accrued interest and $600 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

In December 2017, the Company issued 8% Convertible Promissory Notes for principal borrowings of up to $55,000. The 8% convertible promissory notes and all accrued interest are due in December 2018. The notes are unsecured and bears interest at the rate of 8% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the date which is 180 days following the issuance date the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to a price which is 57% of the lowest trading price of the Company’s common stock during the 15 prior trading days including the day of the conversion date. The Company paid original issuance cost and related loan fees of $5,000 in connection with this note payable which is being amortized over the term of the note.

In December 2017, the Company issued 10% Convertible Promissory Notes for principal borrowings of up to $53,000. The 10% convertible promissory notes and all accrued interest are due in December 2018. The notes are unsecured and bears interest at the rate of 10% per annum from the issuance date thereof until the notes are paid. The note holder shall have the right to convert beginning on the issuance date, the outstanding principal amount and accrued but unpaid interest into the Company’s common stock at a conversion price equal to the lower of: (i) the closing sale price of the common stock on the trading day immediately on the issuance date, and (ii) 50% of either the lowest sale price for the common stock during the twenty (20) consecutive trading days including and immediately preceding the conversion date, or the closing bid price, whichever is lower. During the first 90 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under this note, together with any other amounts that the Company may owe the holder under the terms of this note, at a premium ranging from 135% to 150% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay the note. The Company paid original issuance cost and related loan fees of $2,650 in connection with this note payable which is being amortized over the term of the note.